Related Party Transactions - Additional Information (Detail) (USD $)		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Management fees Minimum	Dec. 31, 2010 2018 Senior Notes	Dec. 31, 2010 Senior Notes Due 2020	Dec. 31, 2012 Customary fees and expenses	Mar. 31, 2013 Customary fees and expenses Amended and Restated Credit Agreement	Mar. 31, 2012 Customary fees and expenses Amended and Restated Credit Agreement	Dec. 31, 2012 Management Fees	Mar. 31, 2012 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2012 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2011 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Dec. 31, 2010 Management Fees Segment, Discontinued Operations Sun Gard's HE Business	Mar. 31, 2013 Management Fees Selling, General and Administrative Expenses	Mar. 31, 2012 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2012 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2011 Management Fees Selling, General and Administrative Expenses	Dec. 31, 2010 Management Fees Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Management fee as percentage of quarterly adjusted EBITDA									1.00%
Related party transactions, expenses			$ 3,000,000			$ 10,000,000	$ 1,000,000	$ 1,000,000		$ 17,800,000	$ 18,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 14,000,000	$ 12,000,000	$ 16,000,000
Related party transactions, accrued expenses														2,000,000		4,000,000	4,000,000
Senior notes	1,000,000,000			900,000,000	700,000,000
Senior notes, maturity date				2018	2020
Related party transaction, amount		$ 120,000